Investment Objectives and Goals	Jun. 02, 2026
Invesco BulletShares 2027 Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2027 Treasury Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2027 Index (the “Underlying Index”).

Invesco BulletShares 2028 Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2028 Treasury Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2028 Index (the “Underlying Index”).

Invesco BulletShares 2029 Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2029 Treasury Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2029 Index (the “Underlying Index”).

Invesco BulletShares 2030 Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2030 Treasury Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2030 Index (the “Underlying Index”).

Invesco BulletShares 2031 Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2031 Treasury Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2031 Index (the “Underlying Index”).